AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2023

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members’ Capital (1)	Liquidity
Investments in Portfolio Funds (2)

Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	$14,694,922	$24,680,314	10.49%	Quarterly (7)
Total Credit - Convertible Arbitrage		14,694,922	24,680,314	10.49

Event Driven Arbitrage (5)
Davidson Kempner Partners	05/01/10 - 07/01/12	24,388,311	45,665,381	19.40	Semi-Annual
Farallon Capital Offshore Investors, Inc.	01/01/10 - 04/01/12	21,828,549	45,492,693	19.33	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/16	14,775,264	22,871,087	9.72	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	122,366	0.05	In Liquidation (8)
Total Event Driven Arbitrage		61,271,651	114,151,527	48.50

Fixed Income Arbitrage (6)
FFIP, L.P.	01/01/10 - 04/01/12	22,560,693	47,528,849	20.20	Annual (7)
Parsec Onshore Partners, L.P.	07/01/09 - 04/01/12	14,042,120	33,381,050	14.18	Monthly
Total Fixed Income Arbitrage		36,602,813	80,909,899	34.38

Total investments in Portfolio Funds		112,569,386	219,741,740	93.37

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 5.1483%(3) (Shares 16,089,627)		16,089,627	16,089,627	6.84

Total investments		$128,659,013	$235,831,367	100.21%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

(1)	Percentages are based on Members’ Capital of $235,337,969.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2023.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $222,475,688. Net unrealized appreciation on investments for tax purposes was $13,355,679 consisting of $16,141,235 of gross unrealized appreciation and $2,785,556 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.37% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
AG Mortgage Value Partners, L.P.	05/01/13	$812,795	$1,908,808	2.99%	Side Pockets Only (8)
Centerbridge Credit Partners, L.P.	04/01/15 - 11/01/20	7,054,593	8,645,117	13.57	Bi-Annual (7)
Davidson Kempner Distressed Opportunities Fund LP	05/01/13 - 11/01/20	10,287,205	16,065,083	25.22	Annual
Marble Ridge LP	02/01/17 - 06/01/20	2,516,749	325,904	0.51	In Liquidation (9)
Total Distressed - Long Biased		20,671,342	26,944,912	42.29

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	04/01/09 - 11/01/20	11,514,301	17,670,703	27.74	In Liquidation (9)
Carronade Capital Partners, LP	02/01/21 - 07/01/21	7,625,461	8,398,632	13.18	Quarterly (6)
King Street Capital, L.P.	07/01/08	4,820,506	10,216,108	16.04	Quarterly (6)
Total Distressed - Variable Biased		23,960,268	36,285,443	56.96

Total investments in Portfolio Funds		44,631,610	63,230,355	99.25

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 5.1483%(3) (Shares 1,140,582)		1,140,582	1,140,582	1.79

Total investments		$45,772,192	$64,370,937	101.04%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

(1)	Percentages are based on Members’ Capital of $63,707,685.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2023.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund subject to lock-up provision up to three years.
(8)	Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.
(9)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $69,649,675. Net unrealized depreciation on investments for tax purposes was $5,278,738 consisting of $5,439,383 of gross unrealized appreciation and $10,718,121 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.25% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$10,738,443	$19,726,756	6.52%	Monthly
Sachem Head LP	09/01/17	7,602,900	14,865,609	4.92	Quarterly (8)
The Children's Investment Fund LP	05/01/20	5,000,000	7,463,500	2.47	Monthly
Total Directional Equity		23,341,343	42,055,865	13.91

Equity Hedged - Generalist (5)
GMO Equity Dislocation Fund, L.P.	03/01/22 - 09/01/22	12,764,643	14,060,713	4.65	Monthly
Junto Capital Partners LP	01/01/19 - 10/01/19	23,910,417	33,355,347	11.03	Quarterly (8)
Lakewood Capital Partners, LP	09/01/17 - 05/01/19	14,445,846	20,134,924	6.66	Quarterly
MW Market Neutral TOPS Fund	10/01/20	6,707,922	15,252,380	5.04	Monthly
MW TOPS Fund	09/01/17 - 05/01/19	15,728,035	22,857,560	7.56	Monthly
Naya Fund LP	02/01/19 - 07/01/19	12,515,516	18,853,603	6.24	Quarterly
Nitorum Fund, L.P.	06/01/19	7,281,049	7,455,442	2.47	Annual
Viking Global Equities LP	08/01/06 - 03/01/11	9,752,373	38,426,116	12.71	Annual
Total Equity Hedged - Generalist		103,105,801	170,396,085	56.36

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	5,573,016	19,579,634	6.48	Quarterly (8)
Encompass Capital Fund L.P.	05/01/22	11,920,332	15,936,052	5.27	Quarterly (8)
Long Pond Capital QP Fund, LP	02/01/14	7,628,422	13,020,304	4.31	Quarterly (8)
North River Partners, L.P.	11/01/13	6,948,680	12,718,774	4.21	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	17,904,943	24,353,052	8.05	Quarterly (8)
Total Equity Hedged - Sector Specialist		49,975,393	85,607,816	28.32

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (7)
Ursus International Limited	05/01/15	8,126,021	3,456,169	1.14	Quarterly
Total Short-Biased Equity		8,126,021	3,456,169	1.14

Total investments in Portfolio Funds		184,548,558	301,515,935	99.73

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 5.1483%(3) (Shares 1,488,099)		1,488,099	1,488,099	0.49

Total investments		$186,036,657	$303,004,034	100.22%

(1)	Percentages are based on Members’ Capital of $302,336,575.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2023.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(6)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(7)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.
(8)	Portfolio Fund subject to investor-level percentage limitations on redemptions.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2023

The aggregate cost of investments for tax purposes was $236,602,193. Net unrealized appreciation on investments for tax purposes was $66,401,841 consisting of $72,906,744 of gross unrealized appreciation and $6,504,903 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.73% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of October 31, 2023:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$219,741,740
Money Market Investment	16,089,627	—	—	16,089,627
Total Investments	$16,089,627	$—	$—	$235,831,367

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$63,230,355
Money Market Investment	1,140,582	—	—	1,140,582
Total Investments	$1,140,582	$—	$—	$64,370,937

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$301,515,935
Money Market Investment	1,488,099	—	—	1,488,099
Total Investments	$1,488,099	$—	$—	$303,004,034

(1)  In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.